CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 5 – CONVERTIBLE NOTES

A.	On April 1, 2020 the Company entered into a Convertible Note Purchase Agreement (the “CL Agreement”) with Citrine S A L , WealthStone Private Equity Ltd, WealthStone Holdings Ltd, Golden Holdings Neto Ltd, Beezz Home Technologies Ltd, Citrine Biotech 5 LP, Citrine High Tech 6 LP, Citrine High Tech 7 LP, Citrine 8 LP, Citrine 9 LP and Citrine Biotech 10 LP (together, the “Buyer”), all of which are affiliated with the Company. Under the CL Agreement, the Buyer agreed to purchase and the Company agreed to issue and sell, for up to an aggregate principal amount of up to $1,800 thousand, notes convertible into shares of Common Stock of the Company (the “Notes”), with a drawdown period starting on April 1, 2020 and ending upon the earlier of (i) 6 months thereafter and (ii) the consummation of a public offering by the Company. The CL Agreement originally provided that the Notes will bear an annual interest rate of six percent (6%) and that the conversion price per share of Common Stock shall equal 85% multiplied by the market price (as defined in the Notes), representing a discount of 15%, and that each Note will mature 18 months following the payment date.

On April 19, 2020 and June 12, 2020, the Company provided draw down notices under the CL Agreement for amounts of $170 thousand and $1 million, respectively, which were received in cash by the Company.

On June 12, 2020, the CL Agreement was amended (hereafter “Amendment”) to provide that for each draw down made by the Company under the CL Agreement, the Buyer shall be entitled to receive two types of warrants: A warrants and B warrants, with the A warrants exercisable at any time between 6 and 12 months after issuance for an exercise price per share equal to 1.25 times the average of the closing prices of the 3 trading days preceding the draw down, and the B warrants exercisable at any time between 6 and 24 months after issuance for an exercise price per share equal to 1.5 times the average of the closing prices of the 5 trading days preceding the draw down, and that the number of each of the A warrants and the B warrants issued will be equal to the draw down amount divided by the average of the closing prices of the 3 trading days preceding the draw down, and that these amended terms will apply in respect of all draw downs, including drawdowns made prior to the date of the amendment.

On April 12, 2021, the parties to the Convertible Note Purchase Agreement (the “CL Agreement”) amended the CL Agreement to (i) change the annual interest on the Notes to nine percent (9%), applicable from January 1, 2021, (ii) ensure that the Company shall repay the loans at the time it consummates an investment in the amount of at least $5 million in the Company’s securities, and (iii) modify the exercise prices of each of the A Warrants and B Warrants to $0.10 per share, and the term of the A Warrants and B Warrants be extended by one year.

The Company concluded that the change in term does not constitute a trouble debt restructuring. Thereafter, the Company applied the guidance in ASC 470-50, Modifications and Extinguishments. The accounting treatment is determined by whether terms of the new debt and original debt are substantially different.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

The new debt and the old debt are considered “substantially different” pursuant to ASC 470-50 when the present value of the cash flows under the terms of the new debt instrument is at least 10% different from the present value of the remaining cash flows under the terms of the original instrument (including the incremental fair value resulting from the change in the terms of the warrants held by the lender). If the original and new debt instruments are substantially different, the original debt is derecognized and the new debt should be initially recorded at fair value, with the difference recognized as an extinguishment gain or loss. Based on the analysis, the Company concluded that the change in terms should be accounted for as an extinguishment.

The extinguishment resulted in a loss of $620 thousands (including of $361 thousands – change in the fair value of the warrants which is considered transaction cost).

The fair value of the warrants was estimated using the Black-Scholes option pricing model. The assumptions used to perform the calculations are detailed below:

Fair value of the warrants immediately before the change:

Fair value of the warrants	A Warrant	B Warrant
Expected volatility (%)	150.5%	158.7%
Risk-free interest rate (%)	0.04%	0.08%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	0.18	1.18
Conversion price	0.26	0.31
Underlying share price (U.S. dollars)	0.07	0.07
Fair value (U.S. dollars in thousands)	3	121

Fair value of the warrants immediately after the change:

Fair value of the warrants	A Warrant	B Warrant
Expected volatility (%)	158.7%	158.7%
Risk-free interest rate (%)	0.08%	0.22%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	1.18	2.18
Conversion price	0.1	0.1
Underlying share price (U.S. dollars)	0.07	0.07
Fair value (U.S. dollars in thousands)	211	274

B.	On June 24, 2021, the Company received from Citrine 8 LP, a related party, a convertible loan of $350 thousands made under and pursuant to the CL Agreement. Citrine 8 LP agreed to honor a Draw Down Notice for, and advanced to the Company, $350 thousands, under the terms of the CL Agreement. As provided for under the terms of the CL Agreement, Citrine 8 LP was also issued 10,500,105 A warrants and 10,500,105 B warrants for shares of common stock, where the A warrants are exercisable beginning December 24, 2021 through December 24, 2023 and the B warrants, in each case at a per share exercise price of $0.10 (the “June 24 Agreement”).

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

Convertible Component of the Loan

The fair value of the conversion feature (hereafter “Convertible Component”) was estimated using the Monte Carlo Simulation Model to compute the Convertible Component’s fair value. The assumptions used to perform the Monte-Carlo simulation model on June 24, 2021 were consistent with those utilized in the Company’s Black-Scholes valuation for stock options are detailed below:

June 24, 2021
Expected volatility (%)	156.8%
Risk-free interest rate (%)	0.17%
Expected dividend yield	0.0%
Contractual term (years)	1.5
Conversion price	(*)
Underlying share price (US dollars)	0.03
Convertible notes amount	397
Fair value of the conversion feature (US dollars in thousands)	117

(*)	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.

Warrants

The fair value of such warrants granted as part of the June 24 agreement was estimated at $404 thousands using the Black-Scholes option-pricing model and recorded as additional paid-in capital on the balance sheet.

The assumptions used to perform the calculations are detailed below:

	A Warrant	B Warrant
Expected volatility (%)	156.8%	156.8%
Risk-free interest rate (%)	0.37%	0.59%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	2.5	3.5
Conversion price	0.1	0.1
Underlying share price (U.S. dollars)	0.03	0.03
Fair value (U.S. dollars in thousands)	184	220

Fair Value Proportional Allocation for the June 24 Agreement

The fair value of the note was estimated at $308 thousands. The note is accounted for according to the effective interest method.

Based on the above, the fair value proportion allocation as of June 24, 2021 was as follows:

June 24, 2021 (US dollars in thousands)
Conversion Component	$117
Warrants	172
Convertible Notes	61
Total	$350

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

C.	On August 13, 2021, the Company and the holders of $1,520 thousands in principal amount under the CL Agreement as detailed in Note 5A and 5B above, entered into an additional agreement pursuant to which, among other things, the following terms were effected:

(i)	Extension of the maturity date on the Outstanding CL Notes to July 31, 2023, provided, that if the Company consummates prior to maturity an investment of at least $5 million of the Company’s securities, then the Company shall repay the principal amount and accrued interest of the Notes from such proceeds;
(ii)	Amendment of the conversion price on the Outstanding CL Notes to a fixed conversion price of $0.10 per share; and
(iii)	Confirming the agreement of the holders of the Outstanding CL Notes to honor draw down notice for balance of remainder of the $1,800 thousands originally committed to under the CL Agreement (i.e., $280 thousands) through March 31, 2022.

The Company concluded that the change in term constitutes a trouble debt restructuring, due to its financial condition and the relief that the abovementioned changes provided.

Therefore, the Company concluded that the change in terms should be accounted for as a modification. A new effective interest rate was established based on the carrying value of the debt and the revised cash flows.

Conversion feature In accordance with ASC 815-15-25, the conversion feature was considered embedded derivative instrument, and is to be recorded at its fair value separately from the convertible notes, within current liabilities in the Company’s balance sheet. The conversion component is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the conversion feature (hereafter “Convertible Component”) was estimated using the Monte-Carlo simulation model to compute the Convertible Component’s fair value. The assumptions used to perform the Monte-Carlo simulation model were consistent with those utilized in the Company’s Black-Scholes valuation for stock options are detailed below:

Loan #1 that was amended on August 13, 2021:

August 13, 2021
Expected volatility (%)	149.04%
Risk-free interest rate (%)	0.05%
Expected dividend yield	0.0%
Contractual term (years)	0.34
Conversion price	(*)
Underlying share price (U.S. dollars)	0.05
Convertible notes amount	1,312
Fair value of the conversion feature (U.S. dollars in thousands)	379

(*)	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

Loan #2 that was amended on August 13, 2021:

August 13, 2021
Expected volatility (%)	151.48%
Risk-free interest rate (%)	0.13%
Expected dividend yield	0.0%
Contractual term (years)	1.36
Conversion price	(*)
Underlying share price (U.S. dollars)	0.05
Convertible notes amount	397
Fair value of the conversion feature (U.S. dollars in thousands)	115

(*)	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.

Following the abovementioned amendment on August 13, 2021, the conversion component is qualifying for the scope exception under ASC 815-10-15-74(a). In accordance with ASC 815-15-35-4, since the embedded conversion option in the convertible debt no longer meets the bifurcation criteria, the fair value of the conversion component, in the amount of $670 thousands, was reclassified from short-term liability to shareholders equity at that date.

D.	On January 5, 2022, Citrine 9 LP, one of the Buyer entities (hereinafter “Citrine 9”) agreed to honor a Draw Down Notice (as defined in the Convertible Note Agreement) for, and has advanced to the Company, $180 thousands on the same terms and conditions as are specified in the Convertible Note Agreement. The maturity date of the loan is the earlier of July 31, 2023 or at such time as the Company shall have consummated an investment of at least $5 million in Company securities. The annual interest on the loan continues to be nine percent (9%). The principal and interest payment on the Note shall be made in New Israeli Shekels (NIS) at the conversion rate which was in effect on the date on which the loan was advanced.

As provided for under the terms of the Convertible Note Agreement, Citrine 9 will be issued 6,666,667 Series A warrants and 6,666,667 Series B warrants for shares of common stock, where the Series A warrants are exercisable beginning July 5, 2022 through July 5, 2024 and the Series B warrants are exercisable beginning July 5, 2022 through July 5, 2025, in each case at an exercise price of $0.05 per share.

The Company allocated the proceeds received to the freestanding components – the convertible loan, A Warrants and B Warrants, based on their relative fair values, since all three components will not be subsequently measured at fair value (see below).

Conversion feature

In accordance with ASC 815-15-25 the conversion feature was considered a liability classified embedded derivative instrument, and is to be recorded at its fair value separately from the convertible notes, within non-current liabilities in the Company’s balance sheet. The conversion component is then remeasured at fair value at each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser as weighted average of the two possible scenarios of the total convertible notes amount conversion (each, 50% probability):

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

The scenario in which the convertible loan would be converted prior to its maturity (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

January 5, 2022
Dividend yield (%)	0%
Risk-free interest rate (%)	0.65%
Expected term (years)	1.57
Volatility	154.86%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	56

The scenario in which the Company would raise at least $5 million prior to conversion of the convertible loan (scenario 2) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

January 5, 2022
Dividend yield (%)	0%
Risk-free interest rate (%)	0.40%
Expected term (years)	0.99
Volatility	158%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature U.S. dollars in thousands)	40

The fair value of the convertible component was estimated by the third-party appraiser after giving effect to the weighted average of the two possible scenarios as of issuance dates was $48 thousands.

Warrants

The fair value of the warrants as of the drawdowns dates was estimated at $255 thousands using the Black-Scholes option-pricing model and is presented within the consolidated statements of changes in shareholders deficit.

The following are the data and assumptions used:

Warrants A
Dividend yield	0%
Risk-free interest rate	0.96%
Expected term (years)	2.5
Volatility	159.70%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	119

Warrants B
Dividend yield	0%
Risk-free interest rate	1.18%
Expected term (years)	3.5
Volatility	159.70%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	136

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

Fair Value Proportional Allocation

The fair value of the note was estimated at $154 thousands. The note is accounted for according to the effective interest method.

Based on the above, the fair value proportion allocation as of January 5, 2022 was as follows:

January 5, 2022 (US dollars in thousands)
Conversion Component	$48
Warrants	100
Convertible Notes	32
Total	$180

E.	On January 5, 2022, the Company and the related entities who are the signatory lenders (hereinafter the “Buyers”) under the Convertible Loan Agreement dated as of April 1, 2020 (the “CL Agreement”) with the Company entered into the Fourth Amendment to the CL Agreement pursuant to which the following was agreed to:

(i)	The principal and accrued interest on all outstanding loans in the aggregate principal amount of $1,800,000 are to be repaid in New Israeli Shekels (NIS) at the conversion rate in effect on the date on which the loan was advanced;
(ii)	The conversion price on all outstanding notes under the CL Agreement was adjusted to a conversion price of $0.05 per share
(iii)	The exercise price on all outstanding warrants issued in connection with advances made under the CL Agreement was adjusted to an exercise price of $0.05 per share.

The Company concluded that the change in terms does not give rise to a trouble debt restructuring, as no concession was given to the Company.

Therefore, the Company went on to assess the whether the terms of the modified note are substantially different. The Company concluded that the change in terms should be accounted for as a debt extinguishment.

In accordance with ASC 815-15-35-4, since the embedded conversion option in the convertible debt meets the bifurcation criteria, the fair value of the conversion component calculated as of January 5, 2022, in the amount of $162 thousands, was reclassified from shareholders equity to liability at that date.

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

F.	On July 15, 2022, Citrine 9 LP, (hereinafter “Citrine 9”), one of the related entities and a signatory lender (to the Convertible Note Purchase Agreement entered into by the Company and several related parties (hereinafter the “Buyers”) in April 2020, as subsequently amended (the “CL Agreement”) agreed to honor a Draw Down Notice for, and has advanced to the Company, $100,000 on the same terms and conditions as are specified in the CL Agreement. The annual interest on the loan continues to be nine percent (9%). The principal and interest payment on the Note are to be made in New Israeli Shekels (NIS) at the conversion rate which was in effect on the date on which the loan was advanced. In connection with the loan, Citrine 9 is entitled to 8,333,333 Series A warrants and 8,333,333 Series B warrants for shares of common stock, where the Series A warrants are exercisable beginning January 15, 2023 through July 15, 2024 and the Series B warrants are exercisable beginning January 15, 2023 through July 15, 2025, in each case at an exercise price of $0.05 per share. On August 9, 2022, the Company’s board of directors agreed to extend the maturity date on the loans to October 31, 2023, subject to approval of Citrine 9 to such extension, and to extend the exercise period of the warrants through August 9, 2027.

The Company allocated the proceeds received to the freestanding components – the convertible loan, A Warrants and B Warrants, based on their relative fair values, since all three components will not be subsequently measured at fair value (see below).

Conversion feature

In accordance with ASC 815-15-25 the conversion feature was considered a liability classified embedded derivative instrument, and is to be recorded at its fair value separately from the convertible notes, within non-current liabilities in the Company’s balance sheet. The conversion component is then remeasured at fair value at each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser as weighted average of the two possible scenarios of the total convertible notes amount conversion (each, 50% probability):

The scenario in which the convertible loan would be converted prior to its maturity (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates

July 15, 2022
Dividend yield	0%
Risk-free interest rate	3.12%
Expected term (years)	1
Volatility	146.4%
Share price (U.S. dollars)	0.012
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	6

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

The scenario in which the Company would raise at least $5 million prior to conversion of the convertible loan (scenario 2) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

July 15, 2022
Dividend yield	0%
Risk-free interest rate	2.86%
Expected term (years)	0.46
Volatility	125.9%
Share price (U.S. dollars)	0.012
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	1

The fair value of the convertible component was estimated by the third-party appraiser after giving effect to the weighted average of the two possible scenarios as of issuance dates was $4 thousands.

Warrants

The fair value of the warrants as of the drawdowns dates was estimated at $115 thousands using the Black-Scholes option-pricing model and is presented within the consolidated statements of changes in shareholders equity (deficit).

The following are the data and assumptions used:

Warrants A
Dividend yield	0%
Risk-free interest rate	3.13%
Expected term (years)	2
Volatility	153.1%
Share price (U.S. dollars)	0.012
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	50

Warrants B
Dividend yield	0%
Risk-free interest rate	3.14%
Expected term (years)	3
Volatility	148.6%
Share price (U.S. dollars)	0.012
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	64

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

Fair Value Proportional Allocation

The fair value of the note was estimated at $93 thousands. The note is accounted for according to the effective interest method.

Based on the above, the fair value proportion allocation as of July 15, 2022 was as follows:

July 15, 2022 (US dollars in thousands)
Conversion Component	$4
Warrants	55
Convertible Notes	41
Total	$100

G.	On August 9, 2022, the board of directors of the Company agreed to the following:

1.	The maturity date on all of the outstanding convertible loans under the CL Agreement was extended to October 31, 2023 (from July 31, 2023); and

2.	The exercise period on all of the outstanding Series A and Series B warrants issued to date in connection with the convertible loans under the CL Agreement was extended to August 9, 2027

The Company concluded that the change in terms does not give rise to a trouble debt restructuring, as no concession was given to the Company.

Therefore, the Company went on to assess whether the terms of the modified note are substantially different. The Company concluded that the change in terms of the loans should be accounted for as a debt extinguishment.

Following the abovementioned amendment on August 9, 2022, the changes in the fair value of the conversion component and the warrants in the amount of $51 thousands and $354 thousands, respectively were recorded as interest expenses.

As of December 31, 2022, the fair value of the convertible component was estimated by third party appraiser as weighted average of the two possible scenarios of the total convertible notes amount conversion (20% probability for scenario 1 and 80% probability for scenario 2):

The scenario in which the convertible loans would be converted prior to its maturity (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of the balance sheet date:

December 31, 2022
Dividend yield	0%
Risk-free interest rate	4.74%
Expected term (years)	0.83
Volatility	147.71%
Share price (U.S. dollars)	0.038
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	694

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 5 – CONVERTIBLE NOTES (cont’d)

The scenario in which the Company would raise at least $5 million prior to conversion of the convertible loan (scenario 2) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

December 31, 2022
Dividend yield	0%
Risk-free interest rate	4.69%
Expected term (years)	0.16
Volatility	166.9%
Share price (U.S. dollars)	0.038
Exercise price (U.S. dollars)	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	260

The fair value of the convertible component was estimated by the third-party appraiser after giving effect to the weighted average of the two possible scenarios as of December 31, 2022 was $161 thousands.

H.	On August 9, 2022, the Board agreed to issue to the related entities who advanced an aggregate of $1,170 thousands in convertible loans under the CL Agreement on or before June 15, 2020 warrants for a total 5,589,172 shares of common stock, exercisable through August 9, 2027 at a per share exercise price of $0.05, in replacement of the Series A warrants for an identical number of shares issued in June 2020 in connection with such loans, which had expired. The issuance was accounted for as part of loan modification described in Note 5G.

The fair value of the warrants as of the drawdowns dates was estimated at $98 thousands using the Black-Scholes option-pricing model and is presented within the consolidated statements of changes in shareholders deficit.

The following are the data and assumptions used:

Warrants A
Dividend yield (%)	0%
Risk-free interest rate (%)	2.97%
Expected term (years)	5
Volatility	152.9%
Share price (U.S. dollars)	0.02
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	98

I.	On September 30, 2022, the Company received a loan from Citrine S A L Hi Tech 7 LP, an Israeli limited partnership and an affiliated entity (the “Lender”), in the principal amount of $80,000. The loans bears interest at 12% per annum and is scheduled to mature on December 15, 2022. The principal and interest payment on the loan are to be made in New Israeli Shekels (NIS) at the exchange rate which was in effect on the date on which the loan was advanced. The Lender has the option, upon written notice to the Company and subject to the Company’s consent, to extend the maturity date of the loan (the “Maturity Date extension Notice”). The Lender is to provide the Maturity Date extension Notice by no later than December 5, 2022. The lender did not provide such a notice by December 31, 2022. See note 11a below.

In the event that the Company agrees to such extension, the terms of this loan shall be adjusted on a pro-rata basis, to those terms applicable to the Company’s convertible notes then outstanding under the Convertible Note Agreement, date as of April 1, 2020, as subsequently amended, amongst the Company and the affiliated parties thereto (of which the Lender is a party).

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS